Common Shares (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of issued and outstanding
TransAlta is authorized to issue an unlimited number of voting common shares without nominal or par value.

As at Dec. 31	2025		2024
	Common shares (millions)	Amount	Common shares (millions)	Amount
Issued and outstanding, beginning of period	297.5	3,179	306.9	3,285
Reversal of provision for repurchase of common shares under the automatic share purchase plan	—	—	1.7	19
Purchased and cancelled under the NCIB(1)(2)	(1.9)	(20)	(13.5)	(146)
Share-based payment plans	0.8	7	0.8	9
Stock options exercised	0.3	3	1.6	12
Issued and outstanding, end of year	296.7	3,169	297.5	3,179
(1)2025 includes nil of tax on share buybacks (2024 – 2 million) on the fair value of the shares repurchased.
(2)Shares purchased by the Company under the NCIB (as defined below) are recognized as a reduction to share capital equal to the average carrying value of the common shares. Any difference between the aggregate purchase price and the average carrying value of the common shares is recorded in retained earnings (deficit).
The effects of the Company's purchase and cancellation of common shares during the period are as follows:

For the year ended Dec. 31	2025	2024
Total shares purchased	1,932,800	13,467,400
Average purchase price per share	12.42	10.59
Total cost (millions)	24	143
Book value of shares cancelled	20	146
Amount recorded in deficit	(4)	3
All preferred shares issued and outstanding are non-voting cumulative redeemable fixed or floating rate first preferred shares.

As at Dec. 31	2025		2024
Series(1)	Number of shares (millions)	Amount	Number of shares (millions)	Amount
Series A	9.6	235	9.6	235
Series B	2.4	58	2.4	58
Series C	10.0	243	10.0	243
Series D	1.0	26	1.0	26
Series E	9.0	219	9.0	219
Series G	6.6	161	6.6	161
Issued and outstanding, end of year	38.6	942	38.6	942
(1)The Series I Preferred Shares are accounted for as debt. Refer to Note 26.

Disclosure of earnings per share

Year ended Dec. 31	2025	2024
Net (loss) earnings attributable to common shareholders	(190)	177
Basic and diluted weighted average number of common shares outstanding (millions)	297	302
Net (loss) earnings per share attributable to common shareholders, basic and diluted	(0.64)	0.59